Recent Accounting Standards	3 Months Ended
Mar. 31, 2015
Recent Accounting Standards
RECENT ACCOUNTING STANDARDS

3. RECENT ACCOUNTING STANDARDS

Accounting Standards Updates (“ASU”)

FASB ASU No. 2014‑04—“Receivables—Troubled Debt Restructuring by Creditors (Subtopic 310‑40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure” clarifies when an in substance foreclosure occurs, that is, when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. This is the point when the consumer mortgage loan should be derecognized and the real property recognized.  ASU 2014-04 was effective for the Company on January 1, 2015 and did not have a significant impact on the Company’s financial statements.

FASB ASU No. 2014-09 — “Revenue from Contract with Customers (Topic 606)” supersedes the revenue recognition requirements in Revenue Recognition (Topic 605), and most industry-specific guidance throughout the Industry Topics of the Codification.  Additionally ASU 2014-09 supersedes some cost guidance included in Revenue Recognition—Construction-Type and Production-Type Contracts (Subtopic 605-35).  In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer are amended to be consistent with the guidance on recognition and measurement.  The core principal of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The adoption of this ASU becomes effective for the Company beginning after January 1, 2017, with retrospective application to each prior reporting period presented, and is not expected to have a significant impact on the Company’s financial statements.

FASB ASU No. 2014-11 — “Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure” changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting.  It also requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting and disclosure for the repurchase agreement.  The adoption of this ASU becomes effective for the Company beginning after January 1, 2016 and is not expected to have a significant impact on the Company’s financial statements.

FASB ASU No. 2014-12 — “Compensation-Stock Compensation (Topic 718) – Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period” requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition.  The performance target should not be reflected in estimating the grant-date fair value of the award.  Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered.  If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period.  The total amount of the compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest.  The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.  The adoption of this ASU becomes effective for the Company beginning after January 1, 2016 and is not expected to have a significant impact on the Company’s financial statements.

FASB ASU No. 2014-14 — “Classification of Certain Government-Guaranteed Mortgage Loans Upon Foreclosure” requires creditors to reclassify mortgage loans as another receivable that is separate from loans and to measure the receivable at the fixed or determinable amount expected to be received under the government guarantee if upon foreclosure the mortgage loans meet certain conditions.  ASU 2014-04 was effective for the Company on January 1, 2015 and did not have a significant impact on the Company’s financial statements.

FASB ASU No. 2015-01— “Income Statement - Extraordinary and Unusual Items (Subtopic 225-20) – Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.” ASU 2015-01 eliminates from U.S. GAAP the concept of extraordinary items, which, among other things, required an entity to segregate extraordinary items considered to be unusual and infrequent from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. ASU 2015-01 is effective for the Company beginning January 1, 2016, though early adoption is permitted. ASU 2015-01 is not expected to have a significant impact on the Company’s financial statements.